(LOSS)/PROFIT BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2020
Disclosure of loss before income tax from continuing operations [Abstract]
(LOSS)/PROFIT BEFORE INCOME TAX

11.

(LOSS)/PROFIT BEFORE INCOME TAX

The Group's (loss)/profit before tax is arrived at after charging/(crediting):

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Crediting:
Interest income on bank deposits	(26)	(16)	(18)	(3)

Charging:
Cost of sales	—	12,752	6,854	1,050
Finance costs*	(5)	62	60	9
Auditors' remuneration:
- Audit fee	1,000	1,000	1,000	153
- Audit related fee	—	48	50	8
Sub-total	1,000	1,048	1,050	161

Employee benefit expenses (Note 12)	1,878	1,733	1,327	203

Depreciation and amortization:
- Property, plant and equipment (Note 3)	67	66	65	10
- Right-of-use assets (Note 4(c))	—	1,187	976	149
Fair value gain, net:
Fair value gain on financial assets at fair value through profit or loss (Note 7)	—	—	(31,334)	(4,798)
Expense relating to short-term leases (included in administrative expenses) (Note 4(c))	—	46	97	15
Operating lease rental:
- Office properties	1,189	—	—	—

*

Finance costs mainly represent bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY6.00, CNY2.00 and CNY7.00 (US$1.00); the foreign currency exchange differences amounted to negative CNY11.00, nil and positive CNY15.00; and interest on lease liabilities amounted to nil, CNY60.00 and CNY38.00 (US$6.00) for the years ended December 31, 2018, 2019 and 2020, respectively.